Gross Unrealized Losses on Available-for-sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Available-for-sale, fair value
Less than 12 months, fair value	¥ 8,778
12 months or longer, fair value	8,753
Total, fair value	17,531
Available-for-sale, unrealized losses
Less than 12 months, unrealized losses	192
12 months or longer, unrealized losses	1,403
Total, unrealized losses	¥ 1,595